NYSE Euronext

Edwin Mecabe
DIRECTOR
CORPORATE ACTIONS AND
MARKET WATCH

20 Broad Street 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

July 28, 2009

001-34416

CERTHYS

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, PennyMac Mortgage Investment Trust, Common Shares of Beneficial Interest, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A/A received on July 23, 2009. Tentative listing date – July 30, 2009

Sincerely,

Edw Mecabe